Investments Recorded at Nav Per Share (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan Fair Value Investment NAV
The following tables set forth a summary of the Plan’s investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025, and 2024.

	Fair Value - Net Asset Value
	December 31, 2025
			Other	Redemption
		Redemption	Redemption	Notice
Investment	Fair Value	Frequency	Restrictions	Period
American Beacon Small Cap Value Fund	$115,173,803	Immediate	None	None
JPMCB LG CP GR CF-E	614,540,489	Immediate	None	None
JPMCB SR PB INCOME C	74,927,204	Immediate	None	None
JPMCB SR PB 2025 CFB	97,237,443	Immediate	None	None
JPMCB SR PB 2030 CFB	158,792,523	Immediate	None	None
JPMCB SR PB 2035 CFB	180,358,434	Immediate	None	None
JPMCB SR PB 2040 CFB	174,349,260	Immediate	None	None
JPMCB SR PB 2045 CFB	157,010,683	Immediate	None	None
JPMCB SR PB 2050 CFB	147,236,966	Immediate	None	None
JPMCB SR PB 2055 CFB	106,891,024	Immediate	None	None
JPMCB SR PB 2060 CFB	99,070,464	Immediate	None	None
JPMCB SR PB 2065 CFB	15,154,362	Immediate	None	None
Managed Income Portfolio II Class 3	195,027,503	Immediate	None	None
Metwest Tot Rtn Bd P	39,243,341	Immediate	None	None
MFS MID CAP VALUE R4	106,507,980	Immediate	None	None
SP 500 INDEX PL CL D	872,407,900	Immediate	None	None
SP EXT MKT IDX CL D	176,912,007	Immediate	None	None
SP GLB EXUS IDX CL D	69,735,092	Immediate	None	None

Total	$3,400,576,478

	Fair Value - Net Asset Value
	December 31, 2024
			Other	Redemption
		Redemption	Redemption	Notice
Investment	Fair Value	Frequency	Restrictions	Period
American Beacon Small Cap Value Fund	$122,192,338	Immediate	None	None
JPMCB SR PB INCOME C	74,036,781	Immediate	None	None
JPMCB SR PB 2025 C	85,954,477	Immediate	None	None
JPMCB SR PB 2030 C	139,383,829	Immediate	None	None
JPMCB SR PB 2035 C	151,539,746	Immediate	None	None
JPMCB SR PB 2040 C	142,411,151	Immediate	None	None
JPMCB SR PB 2045 C	124,600,107	Immediate	None	None
JPMCB SR PB 2050 C	114,104,309	Immediate	None	None
JPMCB SR PB 2055 C	80,553,523	Immediate	None	None
JPMCB SR PB 2060 C	74,813,696	Immediate	None	None
JPMCB SR PB 2065 C	4,307,171	Immediate	None	None
Managed Income Portfolio II Class 3	184,156,601	Immediate	None	None
MFS MID CAP VALUE R4	107,692,652	Immediate	None	None
Metwest Tot Rtn Bd P	34,177,842	Immediate	None	None
SP EXT MKT IDX CL D	172,332,428	Immediate	None	None
SP GLB EXUS IDX CL D	40,191,701	Immediate	None	None
SP 500 INDEX PL CL D	758,023,099	Immediate	None	None
T. Rowe Price Growth Stock E Trust	565,060,409	Immediate	None	None

Total	$2,975,531,860